 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4007

Legg Mason Partners Trust II
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place,4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2006

ITEM 1.      REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

Legg Mason Partners Small Cap Growth Opportunities Fund

SEMI-ANNUAL REPORT

APRIL 30, 2006

LEGG MASON

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

	Legg Mason Partners Small Cap Growth Opportunities Fund

Semi-Annual Report • April 30, 2006

What’s Inside
	Letter from the Chairman	I

	Fund at a Glance	1

	Fund Expenses	2

	Schedule of Investments	4

	Statement of Assets and Liabilities	10

	Statement of Operations	11

	Statements of Changes in Net Assets	12

Fund Objective The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.	Financial Highlights	13

	Notes to Financial Statements	17

	Additional Shareholder Information	26

“Smith Barney”, “Salomon Brothers” and ”Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer	Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)[i] growth slipped to 1.7% . This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with GDP rising an estimated 5.3% . The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

     The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the reporting period. Since it began its tightening campaign in June 2004, the Fed has increased rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75% . The Fed then raised rates to 5.00% on May 10th, after the end of the reporting period. Coinciding with this latest move, the Fed said that the “extent and timing” of further rate hikes would depend on future economic data.

     For the six-month period ended April 30, 2006, the U.S. stock market generated solid results, with the S&P 500 Indexiv returning 9.63% . While high oil and commodity prices, steadily rising interest rates and geopolitical issues triggered periods of market volatility, investors generally remained focused on the positive economic environment and strong corporate profits.

     Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000,[v] Russell Midcapvi and Russell 1000vii Indexes returning 18.91%, 14.35% and 9.92%, respectively. From an investment style perspective, value stocks outperformed

Legg Mason Partners Small Cap Growth Opportunities Fund I

growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 13.27% and 8.19%, respectively, over the reporting period.

Performance Review

For the six months ended April 30, 2006, Class A shares of the Legg Mason Partners Small Cap Growth Opportunities Fund, excluding sales charges, returned 19.79% . In comparison, the Lipper Small-Cap Growth Funds Category Average[1] increased 19.43% over the same time frame. The Fund’s unmanaged benchmark, the Russell 2000 Growth Index,[x] returned 20.31% for the same period.

Performance Snapshot as of April 30, 2006 (excluding sales charges) (unaudited)

6 Months

Small Cap Growth Opportunities Fund—Class A Shares	19.79%

Russell 2000 Growth Index	20.31%

Lipper Small-Cap Growth Funds Category Average	19.43%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.

Current reimbursements and/or fee waivers are voluntary, and may be reduced or terminated at any time. Absent these reimbursements or waivers, the performance would have been lower.

Excluding sales charges, Class B shares returned 19.32%, Class C shares returned 19.34% and Class Y shares returned 19.89% over the six months ended April 30, 2006. All share class returns assume the reinvestment of all distributions including returns of capital, if any, at net asset value and the deduc- tion of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 564 funds in the Fund’s Lipper category, and excluding sales charges.

II Legg Mason Partners Small Cap Growth Opportunities Fund

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

     Prior to April 7, 2006, the Fund operated under the name Smith Barney Small Cap Growth Opportunities Fund. The Fund’s investment strategy and objective have not changed.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

     Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

Legg Mason Partners Small Cap Growth Opportunities Fund III

     As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

May 25, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that small-capitalization company stocks may be more volatile than large capitalization stocks. The Fund is subject to certain risks of overseas investing not associated with investing in U.S. securities, including currency fluctuations and changes in political and economic conditions. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

i	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employ- ment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger compa- nies in the U.S.

[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a com- pany’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[x]	The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

IV Legg Mason Partners Small Cap Growth Opportunities Fund

Fund at a Glance (unaudited)

Investment Breakdown

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     This example is based on an investment of $1,000 invested on November 1, 2005 and held for the six months ended April 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual
	Total Return	Beginning	Ending	Annualized	Expenses
	Without	Account	Account	Expense	Paid During
	Sales Charges(2)	Value	Value	Ratio	the Period(3)

Class A	19.79%	$1,000.00	$1,197.90	1.32%	$7.19

Class B	19.32	1,000.00	1,193.20	2.06	11.20

Class C	19.34	1,000.00	1,193.40	2.05	11.15

Class Y	19.89	1,000.00	1,198.90	1.04	5.67

(1)	For the six months ended April 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year.

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of the voluntary fee waivers and/or expense reimbursements the total return would have been lower.

(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ annualized expense ratio, multi- plied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

2 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

Class A	5.00%	$1,000.00	$1,018.25	1.32%	$6.61

Class B	5.00	1,000.00	1,014.58	2.06	10.29

Class C	5.00	1,000.00	1,014.63	2.05	10.24

Class Y	5.00	1,000.00	1,019.64	1.04	5.21

(1)	For the six months ended April 30, 2006.

(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 3

Schedule of Investments (April 30, 2006) (unaudited)

LEGG MASON PARTNERS SMALL CAP GROWTH OPPORTUNITIES FUND

Shares	Security	Value

COMMON STOCKS — 92.1%
CONSUMER DISCRETIONARY — 11.4%
Hotels, Restaurants & Leisure — 3.7%
22,300	CKE Restaurants Inc.	$353,010
15,200	Ctrip.com International Ltd., ADR	683,927
13,400	PF Chang’s China Bistro Inc.*	570,974
11,131	Station Casinos Inc.	857,977
19,600	Steak ‘n Shake Co.*	374,556

	Total Hotels, Restaurants & Leisure	2,840,444

Household Durables — 0.6%
27,900	Tempur-Pedic International Inc.*	440,541

Leisure Equipment & Products — 1.1%
21,080	Marvel Entertainment Inc.*	411,271
8,700	SCP Pool Corp.(a)	406,464

	Total Leisure Equipment & Products	817,735

Media — 2.5%
30,200	R.H. Donnelley Corp.*	1,695,126
8,200	Regal Entertainment Group, Class A Shares	172,364

	Total Media	1,867,490

Specialty Retail — 3.1%
9,300	Abercrombie & Fitch Co., Class A Shares	564,789
15,900	Men’s Wearhouse Inc.	563,496
39,800	Pier 1 Imports Inc.	480,386
15,700	Urban Outfitters Inc.*	364,240
28,400	West Marine Inc.*	419,752

	Total Specialty Retail	2,392,663

Textiles, Apparel & Luxury Goods — 0.4%
11,700	K-Swiss Inc., Class A Shares	335,556

	TOTAL CONSUMER DISCRETIONARY	8,694,429

CONSUMER STAPLES — 1.8%
Food & Staples Retailing — 0.4%
10,500	United Natural Foods Inc.*	335,685

Food Products — 0.1%
4,328	Reddy Ice Holdings Inc.	101,708

Household Products — 0.5%
20,800	Spectrum Brands Inc.*	344,240

Personal Products — 0.8%
36,100	Nu Skin Enterprises Inc., Class A Shares	596,372

	TOTAL CONSUMER STAPLES	1,378,005

See Notes to Financial Statements.

4 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

ENERGY — 5.4%
Energy Equipment & Services — 3.8%
7,400	Atwood Oceanics Inc.*	$394,790
9,550	CARBO Ceramics Inc.	553,231
89,730	Key Energy Services Inc*	1,533,486
9,776	Todco, Class A Shares*	448,425

	Total Energy Equipment & Services	2,929,932

Oil, Gas & Consumable Fuels — 1.6%
8,100	Cheniere Energy Inc.*	347,085
7,100	OPTI Canada Inc.*	271,376
21,750	Range Resources Corp.	577,027

	Total Oil, Gas & Consumable Fuels	1,195,488

	TOTAL ENERGY	4,125,420

FINANCIALS — 5.9%
Capital Markets — 0.8%
6,105	Affiliated Managers Group Inc.*	618,437

Commercial Banks — 2.2%
13,940	Cullen/Frost Bankers Inc.	806,847
9,740	East-West Bancorp Inc.	386,386
9,700	Westamerica Bancorporation	496,058

	Total Commercial Banks	1,689,291

Insurance — 0.5%
26,500	Universal American Financial Corp.*	390,610

Real Estate Investment Trusts (REITs) — 2.4%
4,412	Alexandria Real Estate Equities Inc.	399,727
4,200	BioMed Realty Trust Inc.	116,256
7,084	Cousins Properties Inc.	222,792
7,300	Global Signal Inc.	362,810
5,100	Gramercy Capital Corp.	126,633
10,397	PS Business Parks Inc.	540,124

	Total Real Estate Investment Trusts (REITs)	1,768,342

	TOTAL FINANCIALS	4,466,680

HEALTH CARE — 14.5%
Biotechnology — 7.5%
5,600	Alexion Pharmaceuticals Inc.*	190,344
18,400	Arena Pharmaceuticals Inc.*	260,544
37,600	CV Therapeutics Inc.*	746,360
37,000	InterMune Inc.*	591,630
53,300	Nektar Therapeutics*	1,146,483
39,600	NPS Pharmaceuticals Inc.*	339,372
156,000	Oscient Pharmaceuticals Corp.*	277,680
87,100	Panacos Pharmaceuticals Inc.*	608,829
29,600	PDL BioPharma Inc.*	851,888
26,100	Tanox Inc.*	419,949

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 5

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Biotechnology — 7.5% (continued)
7,900	Vertex Pharmaceuticals Inc.*	$287,323

	Total Biotechnology	5,720,402

Health Care Equipment & Supplies — 3.4%
11,638	Advanced Medical Optics Inc.*	542,331
9,300	Cooper Cos. Inc.	509,826
38,890	DJ Orthopedics Inc.*	1,546,266

	Total Health Care Equipment & Supplies	2,598,423

Health Care Providers & Services — 2.1%
19,500	Health Net Inc.*	793,650
11,600	LifePoint Hospitals Inc.*	367,720
9,500	Manor Care Inc.	416,575

	Total Health Care Providers & Services	1,577,945

Pharmaceuticals — 1.5%
22,200	Andrx Corp.*	517,482
21,550	AVANIR Pharmaceuticals, Class A Shares *	254,721
12,600	Endo Pharmaceuticals Holdings, Inc.*	396,270

	Total Pharmaceuticals	1,168,473

	TOTAL HEALTH CARE	11,065,243

INDUSTRIALS — 9.2%
Aerospace & Defense — 1.1%
10,100	Aviall, Inc.*	380,770
27,100	Orbital Sciences Corp.*	424,115

	Total Aerospace & Defense	804,885

Building Products — 1.3%
10,400	ElkCorp	316,680
10,800	NCI Building Systems, Inc.*	701,892

	Total Building Products	1,018,572

Commercial Services & Supplies — 1.9%
15,800	Herman Miller Inc.	486,482
13,500	IHS Inc., Class A Shares *	382,320
31,700	Steelcase Inc., Class A Shares	593,424

	Total Commercial Services & Supplies	1,462,226

Machinery — 2.4%
19,600	AGCO Corp.*	463,932
15,000	IDEX Corp.	762,000
17,800	Stewart & Stevenson Services Inc.	624,246

	Total Machinery	1,850,178

Trading Companies & Distributors — 2.5%
36,840	MSC Industrial Direct Co. Inc., Class A Shares	1,910,522

	TOTAL INDUSTRIALS	7,046,383

See Notes to Financial Statements.

6 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

INFORMATION TECHNOLOGY — 31.4%
Communications Equipment — 5.0%
33,300	ADC Telecommunications Inc.*	$745,587
38,500	China GrenTech Corp. Ltd., ADR*	616,000
58,700	ECI Telecom Ltd.*	626,916
257,100	Extreme Networks Inc.*	1,167,234
7,700	MasTec Inc.*	94,941
24,900	NETGEAR Inc.*	559,005

	Total Communications Equipment	3,809,683

Computers & Peripherals — 2.7%
17,400	Avid Technology Inc.*	670,770
50,100	Electronics for Imaging Inc.*	1,375,746

	Total Computers & Peripherals	2,046,516

Electronic Equipment & Instruments — 1.7%
42,900	Dolby Laboratories Inc., Class A Shares *	1,009,866
4,000	Mettler-Toledo International Inc.*	259,200

	Total Electronic Equipment & Instruments	1,269,066

Internet Software & Services — 10.9%
66,870	Digitas Inc.*	943,536
21,500	Jupitermedia Corp.*	378,830
43,800	Openwave Systems Inc.*	815,118
187,200	RealNetworks Inc.*	1,875,744
32,500	SINA Corp.*	859,625
96,600	SkillSoft PLC, ADR *	527,436
71,900	Sohu.com Inc.*	1,995,225
21,400	ValueClick Inc.*	360,590
16,500	WebEx Communications Inc.*	583,275

	Total Internet Software & Services	8,339,379

IT Services — 2.5%
24,300	MoneyGram International, Inc.	823,770
53,800	Sapient Corp.*	421,254
20,700	Wright Express Corp.*	637,353

	Total IT Services	1,882,377

Semiconductors & Semiconductor Equipment — 3.9%
10,400	Cymer Inc.*	537,576
12,100	Himax Technologies Inc., ADR*	107,690
71,000	RF Micro Devices Inc.*	660,300
20,100	Tessera Technologies Inc.*	644,607
358,800	Zarlink Semiconductor Inc.*	1,015,404

	Total Semiconductors & Semiconductor Equipment	2,965,577

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 7

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Software — 4.7%
31,500	Corel Corp.*	$504,000
19,400	Kongzhong Corp., ADR *	264,034
13,600	MICROS Systems Inc.*	568,480
10,700	Salesforce.com Inc.*	375,035
40,700	Take-Two Interactive Software, Inc.*	693,935
79,637	TIBCO Software Inc.*	686,471
43,600	Wind River Systems Inc.*	497,476

	Total Software	3,589,431

	TOTAL INFORMATION TECHNOLOGY	23,902,029

MATERIALS — 4.3%
Chemicals — 2.7%
14,910	Minerals Technologies Inc.	853,150
7,800	Scotts Miracle-Gro Co., Class A Shares	345,228
23,700	Senomyx Inc.*	339,147
19,920	Valspar Corp.	563,736

	Total Chemicals	2,101,261

Metals & Mining — 1.6%
16,570	Apex Silver Mines Ltd.*	352,941
32,030	Compass Minerals International Inc.	843,350

	Total Metals & Mining	1,196,291

	TOTAL MATERIALS	3,297,552

TELECOMMUNICATION SERVICES — 7.1%
Diversified Telecommunication Services — 1.8%
94,170	Cincinnati Bell Inc.*	395,514
39,900	Citizens Communications Co.	529,872
4,200	Commonwealth Telephone Enterprises Inc.	139,356
6,700	PanAmSat Holding Corp.	166,495
8,700	Time Warner Telecom Inc., Class A Shares *	145,899

	Total Diversified Telecommunication Services	1,377,136

Wireless Telecommunication Services — 5.3%
71,968	American Tower Corp., Class A Shares *	2,456,988
72,700	Dobson Communications Corp., Class A Shares *	654,300
15,000	Nextel Partners Inc., Class A Shares *	425,100
31,187	WiderThan Co., Ltd., ADR *	460,320

	Total Wireless Telecommunication Services	3,996,708

	TOTAL TELECOMMUNICATION SERVICES	5,373,844

See Notes to Financial Statements.

8 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

UTILITIES — 1.1%
Electric Utilities — 0.7%
21,100	ITC Holdings Corp.	$545,013

Independent Power Producers & Energy Traders — 0.4%
7,900	Ormat Technologies Inc.	270,259

	TOTAL UTILITIES	815,272

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $57,456,622)	70,164,857

Face
Amount

SHORT-TERM INVESTMENT — 8.9%
Repurchase Agreement — 8.9%
$6,792,000	Interest in $604,665,000 joint tri-party repurchase agreement dated 4/28/06
	with Deutsche Bank Securities Inc., 4.790% due 5/1/06; Proceeds at
	maturity — $6,794,711; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 22.305% due 2/15/17 to 4/15/36;
	Market value — $6,927,840) (Cost — $6,792,000)	6,792,000

	TOTAL INVESTMENTS — 101.0%
	(Cost — $64,248,622#)	76,956,857
	Liabilities in Excess of Other Assets — (1.0)%	(750,234)

	TOTAL NET ASSETS — 100.0%	$76,206,623

*	Non-income producing security.
(a)	Effective May 17, 2006, the company name changed to “Pool Corp.”
#	Aggregate cost for federal income tax purposes is substantially the same

Abbreviation used in this schedule:
ADR – American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 9

Statement of Assets and Liabilities (April 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $64,248,622)	$76,956,857
Cash	545
Receivable for securities sold	398,108
Receivable for Fund shares sold	321,302
Dividends and interest receivable	5,481
Prepaid expenses	26,210

Total Assets	77,708,503

LIABILITIES:
Payable for securities purchased	1,131,099
Payable for Fund shares repurchased	161,116
Distribution fees payable	36,062
Investment management fee payable	29,654
Trustees’ fees payable	1,584
Trustees’ retirement plan	1,093
Accrued expenses	141,272

Total Liabilities	1,501,880

Total Net Assets	$76,206,623

NET ASSETS:
Par value (Note 6)	$35
Paid-in capital in excess of par value	62,015,210
Accumulated net investment loss	(276,996)
Accumulated net realized gain on investments	1,760,139
Net unrealized appreciation on investments	12,708,235

Total Net Assets	$76,206,623

Shares Outstanding:
Class A	1,472,345

Class B	147,487

Class C	1,680,737

Class Y	197,184

Net Asset Value:
Class A (and redemption price)	$22.34

Class B*	$20.83

Class C*	$21.30

Class Y (and redemption price)	$22.55

Maximum Public Offering Price Per Share:
Class A (based on maximum sales charge of 5.00%)	$23.52	†

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).
†	Based upon a single purchase of less than $25,000.

See Notes to Financial Statements.

10 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Statement of Operations (For the six months ended April 30, 2006) (unaudited)

INVESTMENT INCOME:
Dividends	$183,275
Interest	94,785
Less: Foreign taxes withheld	(154)

Total Investment Income	277,906

EXPENSES:
Investment management fee (Note 2)	250,697
Distribution fees (Notes 2 and 4)	201,231
Transfer agent fees (Notes 2 and 4)	101,268
Shareholder reports (Note 4)	37,039
Registration fees	28,578
Legal fees	27,703
Custody fees	16,484
Audit and tax	13,584
Trustees’ fees	3,786
Insurance	557
Miscellaneous expenses	2,859

Total Expenses	683,786
Less: Fee waivers and/or expense reimbursements (Notes 2 and 7)	(128,884)

Net Expenses	554,902

Net Investment Loss	(276,996)

REALIZED AND UNREALIZED
GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	1,931,008

Change in Net Unrealized Appreciation/Depreciation From Investments	10,034,937

Net Gain on Investments	11,965,945

Increase in Net Assets From Operations	$11,688,949

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 11

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited)
and the year ended October 31, 2005
	2006	2005

OPERATIONS:
Net investment loss	$(276,996)	$(387,336)
Net realized gain	1,931,008	5,132,557
Change in net unrealized appreciation/depreciation	10,034,937	(194,057)

Increase in Net Assets From Operations	11,688,949	4,551,164

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net realized gains	(4,860,821)	(3,420,256)

Decrease in Net Assets From Distributions to Shareholders	(4,860,821)	(3,420,256)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	19,014,902	27,160,292
Reinvestment of distributions	4,753,585	3,306,564
Cost of shares repurchased	(12,051,089)	(18,761,207)

Increase in Net Assets From Fund Share Transactions	11,717,398	11,705,649

Increase in Net Assets	18,545,526	12,836,557
NET ASSETS:
Beginning of period	57,661,097	44,824,540

End of period*	$76,206,623	$57,661,097

* Includes accumulated net investment loss of:	$(276,996)	$—

See Notes to Financial Statements.

12 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

)
Class A Shares	2006	(1)(2)	2005 (1)	2004	(1)	2003	(1)	2002	2001

Net Asset Value,
Beginning of Period	$20.14		$19.58	$18.09		$13.17		$16.13	$31.06

Income (Loss) From Operations:
Net investment loss	(0.05)		(0.08)	(0.08)		(0.08)		(0.09)	(0.11)
Net realized and unrealized gain (loss)	3.84		2.07	1.91		5.00		(2.87)	(7.43)

Total Income (Loss) From Operations	3.79		1.99	1.83		4.92		(2.96)	(7.54)

Less Distributions From:
Net realized gains	(1.59)		(1.43)	(0.34)		—		—	(7.39)

Total Distributions	(1.59)		(1.43)	(0.34)		—		—	(7.39)

Net Asset Value, End of Period	$22.34		$20.14	$19.58		$18.09		$13.17	$16.13

Total Return(3)	19.79%		10.17%	10.18	%(4)	37.36	%(4)	(18.35)%	(27.89)%

Net Assets, End of Period (000s)	$32,887		$25,620	$24,505		$21,581		$16,608	$21,529

Ratios to Average Net Assets:
Gross expenses	1.48	%(5)	1.64%	2.04%		2.68%		2.93%	2.61	%(6)
Net expenses(7)(8)	1.32	(5)	1.35	1.34		1.35		1.35	1.35	(6)
Net investment loss	(0.49	)(5)	(0.42)	(0.41)		(0.57)		(0.56)	(0.60	)(6)

Portfolio Turnover Rate	44%		125%	129%		141%		21%	57%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	(0.10)% and 2.16% of Class A’s total return for October 31, 2004 and 2003, respectively, resulted from investments not meeting the investment policy of the Fund.

(5)	Annualized.

(6)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the period indicated.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 1.35%.

(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares	2006	(1)(2)	2005 (1)	2004 (1)	2003	(1)	2002	2001

Net Asset Value,
Beginning of Period	$18.95		$18.63	$17.36	$12.73		$15.71	$30.65

Income (Loss) From Operations:
Net investment loss	(0.12)		(0.22)	(0.21)	(0.19)		(0.20)	(0.21)
Net realized and unrealized gain (loss)	3.59		1.97	1.82	4.82		(2.78)	(7.34)

Total Income (Loss) From Operations	3.47		1.75	1.61	4.63		(2.98)	(7.55)

Less Distributions From:
Net realized gains	(1.59)		(1.43)	(0.34)	—		—	(7.39)

Total Distributions	(1.59)		(1.43)	(0.34)	—		—	(7.39)

Net Asset Value, End of Period	$20.83		$18.95	$18.63	$17.36		$12.73	$15.71

Total Return(3)	19.32%		9.35%	9.33%(4)	36.37	%(4)	(18.97)%	(28.42)%

Net Assets, End of Period (000s)	$3,072		$2,735	$2,970	$2,726		$1,562	$1,730

Ratios to Average Net Assets:
Gross expenses	2.31	%(5)	2.39%	2.78%	3.43%		3.68%	3.61	%(6)
Net expenses(7)(8)	2.06	(5)	2.10	2.09	2.10		2.10	2.10	(6)
Net investment loss	(1.23)	(5)	(1.17)	(1.16)	(1.34)		(1.30)	(1.36)	(6)

Portfolio Turnover Rate	44%		125%	129%	141%		21%	57%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	(0.11)% and 2.23% of Class B’s total return for October 31, 2004 and 2003, respectively, resulted from investments not meeting the investment policy of the Fund.

(5)	Annualized.

(6)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the period indicated.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.10%.

(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

14 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares	2006	(1)(2)	2005 (1)	2004	(1)	2003	(1)	2002	2001

Net Asset Value,
Beginning of Period	$19.34		$18.98	$17.68		$12.97		$16.00	$31.06

Income (Loss) From Operations:
Net investment loss	(0.12)		(0.23)	(0.21)		(0.19)		(0.12)	(0.15)
Net realized and unrealized gain (loss)	3.67		2.02	1.85		4.90		(2.91)	(7.52)

Total Income (Loss) From Operations	3.55		1.79	1.64		4.71		(3.03)	(7.67)

Less Distributions From:
Net realized gains	(1.59)		(1.43)	(0.34)		—		—	(7.39)

Total Distributions	(1.59)		(1.43)	(0.34)		—		—	(7.39)

Net Asset Value, End of Period	$21.30		$19.34	$18.98		$17.68		$12.97	$16.00

Total Return(3)	19.34%		9.39%	9.33	%(4)	36.31	%(4)	(18.94)%	(28.39)%

Net Assets, End of Period (000s)	$35,801		$25,286	$13,453		$3,281		$1,312	$523

Ratios to Average Net Assets:
Gross expenses	2.73	%(5)	3.18%	3.13%		3.43%		3.68%	4.16	%(6)
Net expenses(7)(8)	2.05	(5)	2.10	2.08		2.10		2.10	2.10	(6)
Net investment loss	(1.22	)(5)	(1.16)	(1.12)		(1.34)		(1.22)	(1.37)	(6)

Portfolio Turnover Rate	44%		125%	129%		141%		21%	57%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(4)	(0.10)% and 2.19% of Class C’s total return for October 31, 2004 and 2003, respectively, resulted from investments not meeting the investment policy of the Fund.

(5)	Annualized.

(6)	Includes the Fund’s share of Small Cap Growth Portfolio allocated expenses for the period indicated.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares will not exceed 2.10%.

(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 15

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class Y Shares(1)	2006	(2)	2005	2004		2003	(3)

Net Asset Value,
Beginning of Period	$20.30		$19.67	$18.13		$12.88

Income (Loss) From Operations:
Net investment loss	(0.02)		(0.03)	(0.02)		(0.03)
Net realized and unrealized gain	3.86		2.09	1.90		5.28

Total Income From Operations	3.84		2.06	1.88		5.25

Less Distributions From:
Net realized gains	(1.59)		(1.43)	(0.34)		—

Total Distributions	(1.59)		(1.43)	(0.34)		—

Net Asset Value, End of Period	$22.55		$20.30	$19.67		$18.13

Total Return(4)	19.89%		10.50%	10.44	%(5)	40.76	%(5)

Net Assets, End of Period (000s)	$4,447		$4,020	$3,897		$920

Ratios to Average Net Assets:
Gross expenses	1.04	%(6)	1.13%	1.68%		2.41	%(6)
Net expenses(7)(8)	1.04	(6)	1.10	1.08		1.08	(6)
Net investment loss	(0.20	)(6)	(0.17)	(0.12)		(0.51	)(6)

Portfolio Turnover Rate	44%		125%	129%		141%

(1)	Per share amounts have been calculated using the average shares method.

(2)	For the six months ended April 30, 2006 (unaudited).

(3)	For the period April, 11, 2003 (inception date) to October 31, 2003.

(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.

(5)	(0.10)% and 2.21% of Class Y’s total return for October 31, 2004 and 2003, respectively, resulted from investments not meeting the investment policy of the Fund.

(6)	Annualized.

(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class Y shares will not exceed 1.10%.

(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

16 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Small Cap Growth Opportunities Fund (formerly known as Smith Barney Small Cap Growth Opportunities Fund) (the “Fund”) is a separate diversified series of Legg Mason Partners Trust II (formerly known as Smith Barney Trust II) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

     The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

     (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

     (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

     (d) Expenses. The Fund bears all costs of its operations other than expenses specifically assumed by the manager. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 17

Notes to Financial Statements (unaudited) (continued)

when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

     (e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

     The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

     Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

     Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

     (f) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

     (g) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

     (h) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

     (i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

18 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

2. Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (“SBFM” or the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, became a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

     Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

     Prior to the Legg Mason transaction and continuing under the new investment management agreement, the Fund pays the Manager an investment management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

     During the six months ended April 30, 2006, the Fund’s Class A, B, C and Y shares had voluntary expense limitations in place of 1.35%, 2.10%, 2.10% and 1.10%, respectively. For the six months ended April 30, 2006, the Manager waived a portion of its investment management fee and reimbursed Fund expenses amounting to $128,884. Such waivers and/or expense reimbursements are voluntary and may be reduced or terminated at any time.

     The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC acted as the Fund’s sub-transfer agent. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC was responsible for shareholder recordkeeping and financial processing for all shareholder accounts and was paid by CTB. For the period ended April 30, 2006, the Fund paid transfer agent fees of $39,154 to CTB. In addition, for the period ended April 30, 2006, the Fund also paid $7,420 to other Citigroup affiliates for shareholder recordkeeping services.

     The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”), a subsidiary of Citigroup, and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 19

Notes to Financial Statements (unaudited) (continued)

     There is a maximum initial sales charge of 5.00% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

     For the period ended April 30, 2006, LMIS and CGM and its affiliates received sales charges of approximately $2,000 on sales of the Fund’s Class A shares. In addition, for the period ended April 30, 2006, CDSCs paid to LMIS and CGM and its affiliates were approximately:

	Class B	Class C

CDSCs	$0*	$0*

*Amount represents less than $1,000.

     Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

     The Trustees of the Fund have adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which such applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustees’ retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, three other former Trustees received all of their payments under the Plan. The Fund’s allocated share of the liability at April 30, 2006 was $1,093.

3. Investments

During the six months ended April 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$33,528,767

Sales	27,615,670

20 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$14,294,151
Gross unrealized depreciation	(1,585,916)

Net unrealized appreciation	$12,708,235

4. Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution plan and under that plan, the Fund pays a distribution and/or service fee calculated at the annual rate of 0.25%, 1.00% and 1.00% of the average daily net assets of Class A, B and C shares, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2006, class specific expenses were as follows:

	Distribution	Transfer	Shareholder
	Fees	Agent Fees	Reports Expenses

Class A	$37,120	$19,801	$9,589
Class B	14,720	1,707	2,326
Class C	149,391	79,735	24,956
Class Y	—	25	168

Total	$201,231	$101,268	$37,039

5. Distributions to Shareholders by Class

	Six Months Ended	Year Ended
	April 30, 2006	October 31, 2005

Net Realized Gains:
Class A	$2,157,568	$1,821,687
Class B	227,040	225,859
Class C	2,160,060	1,087,737
Class Y	316,153	284,973

Total	$4,860,821	$3,420,256

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 21

Notes to Financial Statements (unaudited) (continued)

6. Shares of Beneficial Interest

At April 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended		Year Ended
	April 30, 2006		October 31, 2005

	Shares	Amount	Shares	Amount

Class A
Shares sold	269,948	$5,740,851	304,666	$6,148,141
Shares issued on reinvestment	104,264	2,075,905	85,858	1,735,185
Shares repurchased	(173,747)	(3,643,846)	(370,441)	(7,450,532)

Net Increase	200,465	$4,172,910	20,083	$432,794

Class B
Shares sold	7,994	$160,414	26,343	$501,377
Shares issued on reinvestment	11,560	215,252	11,138	213,166
Shares repurchased	(16,399)	(328,257)	(52,606)	(997,852)

Net Increase (Decrease)	3,155	$47,409	(15,125)	$(283,309)

Class C
Shares sold	629,893	$12,862,538	1,025,510	$19,766,196
Shares issued on reinvestment	112,725	2,146,276	54,953	1,073,240
Shares repurchased	(369,042)	(7,468,154)	(481,941)	(9,272,707)

Net Increase	373,576	$7,540,660	598,522	$11,566,729

Class Y
Shares sold	11,698	$251,099	36,399	$744,578
Shares issued on reinvestment	15,745	316,152	14,024	284,973
Shares repurchased	(28,315)	(610,832)	(50,510)	(1,040,116)

Net Decrease	(872)	$(43,581)	(87)	$(10,565)

7. Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

     The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit

22 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

     The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

     The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

     Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

     On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 23

Notes to Financial Statements (unaudited) (continued)

8. Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 7. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

     On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

     As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

     Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (‘SBAM’) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the funds by improperly charging Rule l2b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

     On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Fund’s investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

     Additional lawsuits arising out of theses circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

     As of the date of this report, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

24 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

     The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

9. Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

     Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report 25

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 29, 2005, a Special Meeting of Shareholders was held to approve a new management agreement. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes for the matter voted on at the Special Meeting of Shareholders.

Approval of New Management Agreement

				Broker
Item Voted On	Votes For	Votes Against	Abstentions	Non-Votes

New Management Agreement	28,146,862.769	589,885.142	1,162,363.319	216,892.949

26 Legg Mason Partners Small Cap Growth Opportunities Fund 2006 Semi-Annual Report

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Legg Mason Partners Small Cap Growth Opportunities Fund

TRUSTEES
Elliott J. Berv
Donald M. Carlton
A. Benton Cocanougher
Mark T. Finn
R. Jay Gerken, CFA
   Chairman
Stephen Randolph Gross
Diana R. Harrington
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

OFFICERS
R. Jay Gerken, CFA
President and
Chief Executive Officer

Andrew B. Shoup
Senior Vice President and
Chief Administrative Officer

Frances M. Guggino
Chief Financial Officer and
Treasurer

Vincent Gao, CFA
Vice President and
Investment Officer

Ted P. Becker
Chief Compliance Officer
John Chiota

Chief Anti-Money Laundering
Compliance Officer

Wendy S. Setnicka
Controller

Robert I. Frenkel
Secretary and Chief Legal Officer
INVESTMENT MANAGER
Smith Barney Fund
   Management LLC

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and
   Trust Company

TRANSFER AGENT
PFPC Inc.
4400 Computer Drive
Westborough, Massachusetts 01581

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
KPMG LLP
345 Park Avenue
New York, New York 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Small Cap Growth Opportunities Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC
Member NASD, SIPC

FD02556 6/06 SR06-55

LEGG MASON

Legg Mason Partners Small Cap Growth Opportunities Fund

The Fund is a separate series of Legg Mason Partners Trust II, a Massachusetts business trust.

LEGG MASON PARTNERS SMALL CAP GROWTH OPPORTUNITIES FUND
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12 month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund's website at www.leggmason.com/InvestorServices and (3) on the SEC's website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund's former Smith Barney Trust II–Smith Barney Small Cap Growth Opportunities Fund name.

ITEM	2	.	CODE OF ETHICS.

			Not Applicable.

ITEM	3	.	AUDIT COMMITTEE FINANCIAL EXPERT.

			Not Applicable.

ITEM	4	.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

			Not applicable.

ITEM	5	.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

			Not applicable.

ITEM	6	.	SCHEDULE OF INVESTMENTS.

			Included herein under Item 1.

ITEM	7	.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
			MANAGEMENT INVESTMENT COMPANIES.

			Not applicable.

ITEM	8	.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

			Not applicable.

ITEM	9	.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
			COMPANY AND AFFILIATED PURCHASERS.

			Not applicable.

ITEM	10	.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

			Not applicable.

ITEM	11	.	CONTROLS AND PROCEDURES.

			(a) The registrant’s principal executive officer and principal
			financial officer have concluded that the registrant’s
			disclosure controls and procedures (as defined in Rule 30a-
			3(c) under the Investment Company Act of 1940, as amended (the
			“1940 Act”)) are effective as of a date within 90 days of the
			filing date of this report that includes the disclosure
			required by this paragraph, based on their evaluation of the
			disclosure controls and procedures required by Rule 30a-3(b)
			under the 1940 Act and 15d-15(b) under the Securities Exchange
			Act of 1934.

			(b) There were no changes in the registrant’s internal control
			over financial reporting (as defined in Rule 30a-3(d) under
			the 1940 Act) that occurred during the registrant’s last
			fiscal half-year (the registrant’s second fiscal half-year in
			the case of an annual report) that have materially affected,
			or are likely to materially affect the registrant’s internal
			control over financial reporting.

ITEM	12	.	EXHIBITS.

			(a) Not applicable.

			(b) Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of
the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of
the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Trust II

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Trust II

Date:	July 10, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Trust II

Date:	July 10, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Trust II

Date:	July 10, 2006